Additional Information-Restated Financial Statements	12 Months Ended
Dec. 31, 2011
Additional Information-Restated Financial Statements [Abstract]
Additional Information-Restated Financial Statements

29. ADDITIONAL INFORMATION—RESTATED FINANCIAL STATEMENTS

On December 15, 2011, the Group completed the acquisition from Sohu of certain assets and business operations associated with the 17173 Business for fixed cash consideration of approximately $162.5 million. Under the acquisition agreement, the net profit of $1.3 million generated from the Group's operation of the 17173 Business during the Transition Period from December 16, 2011 through December 31, 2011 was for the benefit of Sohu. The Company accounted for this $1.3 million as part of the consideration for the acquisition. See Note 6 – "BUSINESS COMBINATIONS –Acquisition of the 17173 Business" and Note 24 – "RELATED PARTY TRANSACTIONS." Because Changyou and the 17173 Business are under common control by Sohu, in accordance with ASC subtopic 805-50 subtopic the Company's consolidated financial statements for the years ended December 31, 2009, 2010 and 2011 have been prepared as if the current corporate structure had been in existence throughout the periods presented and the Company's consolidated financial statements for the years ended December 31, 2009 and 2010 have been restated accordingly.

CHANGYOU.COM LIMITED

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEAR ENDED DECEMBER 31, 2011

(In thousands, except per share or per ADS data)

	For the Year Ended December 31, 2011
	Changyou Standalone	17173	Eliminations and adjustments	Consolidated
	US$	US$	US$	US$
Revenues:
Online game	435,512	—	—	435,512
Online advertising	—	44,981	(6,770)	38,211
Others	10,853	—	—	10,853

Total revenues	446,365	44,981	(6,770)	484,576
Cost of revenues:
Online game	49,837	—	—	49,837
Online advertising	—	3,892	—	3,892
Others	13,783	—	—	13,783

Total cost of revenues	63,620	3,892	—	67,512

Gross profit	382,745	41,089	(6,770)	417,064
Operating expenses:
Product development	50,059	2,179	—	52,238
Sales and marketing	54,337	2,204	(6,648)	49,893
General and administrative	27,108	2,576	—	29,684
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	5,420	—	—	5,420

Total operating expenses	136,924	6,959	(6,648)	137,235

Operating profit	245,821	34,130	(122)	279,829
Interest income	11,933	—	—	11,933
Foreign currency exchange loss	(618)	—	—	(618)
Interest expense	(7)	—	—	(7)
Other income	455	2	—	457

Income before income tax expense	257,584	34,132	(122)	291,594
Income tax expense	40,848	2,732	—	43,580

Net income	216,736	31,400	(122)	248,014
Less: Net income attributable to the mezzanine classified non-controlling interest	2,558	—	—	2,558

Net income attributable to Changyou.com Limited	214,178	31,400	(122)	245,456

Net income	216,736	31,400	(122)	248,014
Other comprehensive income: Foreign currency translation adjustment	21,867	—	—	21,867

Comprehensive income	238,603	31,400	(122)	269,881
Comprehensive income attributable to the mezzanine classified non-controlling interest	2,558	—	—	2,558

Comprehensive income attributable to Changyou.com Limited	236,045	31,400	(122)	267,323

Basic net income per share	2.04			2.34
Diluted net income per share	2.01			2.30
Basic net income per ADS	4.09			4.68
Diluted net income per ADS	4.02			4.61
Weighted average number of ordinary shares outstanding, basic	104,854			104,854
Weighted average number of ordinary shares outstanding, diluted	106,602			106,600
Weighted average number of ADS outstanding, basic	52,427			52,427
Weighted average number of ADS outstanding, diluted	53,301			53,300
Total share-based compensation cost included in:
Cost of revenues	102	128	—	230
Product development	2,359	40	—	2,399
Sales and marketing	649	189	122	960
General and administrative	2,346	182	—	2,528

CHANGYOU.COM LIMITED

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEAR ENDED DECEMBER 31, 2010

(In thousands, except per share or per ADS data)

	For the Year Ended December 31, 2010
	Changyou Standalone	17173	Eliminations and adjustments	Consolidated
	US$	US$	US$	US$
Revenues:
Online game	327,153	—	—	327,153
Online advertising	—	31,552	(4,599)	26,953

Total revenues	327,153	31,552	(4,599)	354,106
Cost of revenues:
Online game	29,852	—	—	29,852
Online advertising	—	3,154	—	3,154

Total cost of revenues	29,852	3,154	—	33,006

Gross profit	297,301	28,398	(4,599)	321,100
Operating expenses:
Product development	37,918	1,975	—	39,893
Sales and marketing	41,002	2,793	(4,584)	39,211
General and administrative	17,533	2,025	—	19,558

Total operating expenses	96,453	6,793	(4,584)	98,662

Operating profit	200,848	21,605	(15)	222,438
Interest income	4,194	—	—	4,194
Foreign currency exchange loss	(527)	—	—	(527)
Interest expense	(39)	—	—	(39)
Other (expense) income	(1,394)	1	—	(1,393)

Income before income tax expense	203,082	21,606	(15)	224,673
Income tax expense	28,178	1,812	—	29,990

Net income	174,904	19,794	(15)	194,683

Net income	174,904	19,794	(15)	194,683
Other comprehensive income: Foreign currency translation adjustment	9,998	293	—	10,291

Comprehensive income	184,902	20,087	(15)	204,974

Basic net income per share	1.69			1.88
Diluted net income per share	1.65			1.83
Basic net income per ADS	3.37			3.75
Diluted net income per ADS	3.29			3.66
Weighted average number of ordinary shares outstanding, basic	103,792			103,792
Weighted average number of ordinary shares outstanding, diluted	106,241			106,239
Weighted average number of ADS outstanding, basic	51,896			51,896
Weighted average number of ADS outstanding, diluted	53,121			53,120
Total share-based compensation cost included in:
Cost of revenues	194	236	—	430
Product development	4,399	66	—	4,465
Sales and marketing	220	334	15	569
General and administrative	3,781	317	—	4,098

CHANGYOU.COM LIMITED

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEAR ENDED DECEMBER 31, 2009

(In thousands, except per share or per ADS data)

	For the Year Ended December 31, 2009
	Changyou Standalone	17173	Eliminations and adjustments	Consolidated
	US$	US$	US$	US$
Revenues:
Online game	267,585	—	—	267,585
Online advertising	—	26,525	(5,908)	20,617

Total revenues	267,585	26,525	(5,908)	288,202
Cost of revenues:
Online game	17,518	—	—	17,518
Online advertising	—	2,431	—	2,431

Total cost of revenues	17,518	2,431	—	19,949

Gross profit	250,067	24,094	(5,908)	268,253
Operating expenses:
Product development	27,353	1,511	—	28,864
Sales and marketing	40,048	2,208	(5,908)	36,348
General and administrative	18,759	1,293	—	20,052

Total operating expenses	86,160	5,012	(5,908)	85,264

Operating profit	163,907	19,082	—	182,989
Interest income	3,391	—	—	3,391
Foreign currency exchange loss	(12)	—	—	(12)
Interest expense	(104)	—	—	(104)
Other income	158	1	—	159

Income before income tax expense	167,340	19,083	—	186,423
Income tax expense	22,656	1,549	—	24,205

Net income	144,684	17,534	—	162,218

Net income	144,684	17,534	—	162,218
Other comprehensive income: Foreign currency translation adjustment	147	4	—	151

Comprehensive income	144,831	17,538	—	162,369

Basic net income per share	1.44			1.61
Diluted net income per share	1.40			1.57
Basic net income per ADS	2.87			3.22
Diluted net income per ADS	2.81			3.15
Weighted average number of ordinary shares outstanding, basic	100,728			100,728
Weighted average number of ordinary shares outstanding, diluted	103,051			103,051
Weighted average number of ADS outstanding, basic	50,364			50,364
Weighted average number of ADS outstanding, diluted	51,526			51,526
Total share-based compensation cost included in:
Cost of revenues	324	32	—	356
Product development	7,404	15	—	7,419
Sales and marketing	261	43	—	304
General and administrative	5,412	6	—	5,418